SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Segment Information
Schedule of segment results

	Year Ended December 31, 2020
	Wastewater treatment	Exploration and mining	Corporate activities	Total
	CNY	CNY	CNY	CNY

Revenues from external customers	35,631	6,867	—	42,498

Segment (loss)/profit before income tax	(112)	(682)	24,973	24,179

Income tax expense				(1,258)

Profit for the year				22,921

Other items
Depreciation of property, plant and equipment	(500)	(62)	(3)	(565)
Depreciation of right-of-use assets	(687)	—	(976)	(1,663)
Amortization of intangible assets	(156)	—	—	(156)
Impairment (losses)/reversal on financial assets
- Trade receivables	(4,544)	—	—	(4,544)
- Contract assets	(172)	—	—	(172)
- Amounts due from related companies	334	—	220	554
Fair value gain on financial instrument	—	—	31,334	31,334
Other income	1,415	200	1	1,616
Finance costs	(3,687)	(1)	(61)	(3,749)
Finance income	15,449	1	18	15,468

As of December 31, 2020

Segment assets	337,050	39	190,047	527,136

Unallocated assets:
Deferred tax assets				2,920

Total assets				530,056

Segment liabilities	116,140	3,013	90,066	209,219

Unallocated liabilities:
Deferred tax liabilities				10,426
Income tax payable				18,612

Total liabilities				238,257

For the year ended December 31, 2021, the segment results were as follows:

	Year Ended December 31, 2021
	Wastewater treatment	Exploration and mining	Corporate activities	Total
	CNY	CNY	CNY	CNY

Revenues from external customers	18,735	—	—	18,735

Segment (loss) before income tax	(7,216)	(161)	(45,459)	(52,836)

Income tax expense				(2,135)

(Loss) for the year				(54,971)

Other items
Depreciation of property, plant and equipment	(445)	(62)	(3)	(510)
Depreciation of right-of-use assets	(647)	—	(719)	(1,366)
Amortization of intangible assets	(884)	—	—	(884)
Impairment (losses)/reversal on financial assets
- Trade receivables	(3,840)	—	—	(3,840)
- Contract assets	(357)	—	—	(357)
- Other receivables	—	—	(239)	(239)
- Amounts due from related companies	775	—	331	1,106
Fair value loss on financial instrument	—	—	(38,349)	(38,349)
Other income	(782)	600	(1)	(183)
Finance costs	(4,192)	(1)	(166)	(4,359)
Finance income	13,537	1	3,397	16,935

As of December 31, 2021

Segment assets	390,895	321	22,166	413,382

Reconciliation:
Elimination of inter-segment receivables				(80,000)

Unallocated assets:
Deferred tax assets				66

Total assets				333,448

Segment liabilities	113,124	3,294	103,195	219,613

Reconciliation:
Elimination of inter-segment payables				(80,000)

Unallocated liabilities:
Deferred tax liabilities				2,544
Income tax payable				9,254

Total liabilities				151,411

For the year ended December 31, 2022, the segment results were as follows:

	Year Ended December 31, 2022
	Wastewater treatment	Exploration and mining	Corporate activities	Total
	CNY	CNY	CNY	CNY

Revenues from external customers	20,306	—	—	20,306

Segment profit/(loss) before income tax	9,758	(39)	(26,151)	(16,432)

Income tax expense				(5,864)

(Loss) for the year				(22,296)

Other items
Depreciation of property, plant and equipment	(275)	(28)	(1)	(304)
Depreciation of right-of-use assets	(713)	—	(700)	(1,413)
Amortization of intangible assets	(813)	—	—	(813)
Impairment (losses)/reversal on financial assets
- Trade receivables	3,989	—	—	3,989
- Contract assets	(171)	—	—	(171)
- Other receivables	—	—	(2,745)	(2,745)
Fair value gain on financial instrument	—	—	1,007	1,007
Consultants shares option expense	—	—	(16,152)	(16,152)
Other income	206	697	1	904
Finance costs	(3,582)	(1)	188	(3,395)
Finance income	15,594	—	13	15,607

As of December 31, 2022

Segment assets	312,229	286	87,476	399,991

Reconciliation:
Elimination of inter-segment receivables				(80,000)

Total assets				319,991

Segment liabilities	107,096	3,298	96,140	206,534

Reconciliation:
Elimination of inter-segment payables				(80,000)

Unallocated liabilities:
Deferred tax liabilities				5,276
Income tax payable				10,732

Total liabilities				142,542

	Year Ended December 31, 2022
	Wastewater treatment	Exploration and mining	Corporate activities	Total
	US$	US$	US$	US$

Revenues from external customers	2,944	—	—	2,944

Segment profit/(loss) before income tax	1,414	(6)	(3,791)	(2,383)

Income tax expense				(850)

(Loss)/Profit for the year				(3,233)

Other items
Depreciation of property, plant and equipment	(40)	(4)	—	(44)
Depreciation of right-of-use assets	(104)	—	(101)	(205)
Amortization of intangible assets	(118)	—	—	(118)
Impairment (losses)/reversal on financial assets
- Trade receivables	578	—	—	578
- Contract assets	(25)	—	—	(25)
- Other receivables	—	—	(397)	(397)
Fair value gain on financial instrument	—	—	146	146
Consultants shares option expense	—	—	(2,342)	(2,342)
Other income	30	101	—	131
Finance costs	(519)	—	27	(492)
Finance income	2,261	—	2	2,263

As of December 31, 2022

Segment assets	45,264	41	12,682	57,987

Reconciliation:
Elimination of inter-segment receivables				(11,599)

Total assets				46,388

Segment liabilities	15,526	478	13,938	29,942

Reconciliation:
Elimination of inter-segment payables				(11,599)

Unallocated liabilities:
Deferred tax liabilities				765
Income tax payable				1,556

Total liabilities				20,664

Schedule of non-current assets

	December 31,
	2021	2022	2022
	CNY	CNY	US$

Mainland China	22,905	21,790	3,159
Hong Kong	360	1,012	147

Total	23,265	22,802	3,306